Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Balance of Accrued Liabilities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Current liabilities
Direct employee benefits payable	$ 16,152,118		$ 16,673,627
Contingencies	40,281,573		51,079,131
Total	$ 56,433,691	$ 2,867	$ 67,752,758